Subsequent Events (Details)	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jun. 15, 2023 USD ($)
Subsequent Event [Line Items]
long-term borrowings	$ 21,842	¥ 150,000
Forecast [Member]
Subsequent Event [Line Items]
Registered capital			$ 15,000,000